Exhibit 99.1

COMM 2020-SBX Mortgage Trust

Commercial Mortgage Pass Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Deutsche Bank AG, New York Branch

10 December 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. Deutsche Bank AG, New York Branch 60 Wall Street, 10th Floor New York, New York 10005

Re: COMM 2020-SBX Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 December 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes evidencing a 5-year fixed-rate anticipated repayment date interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a mortgage on the fee simple interest of the borrower in a 9-story Class A mixed use building and an adjacent Home Depot retail store located in Seattle, Washington (the “Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Property as of 10 December 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	ARD Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort. Term (Months)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Term to Amortization (Months)”) and
d.	Use the “Original First Mortgage Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off First Mortgage Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “ARD Date” of the Mortgage Loan (the “First Mortgage Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Rem IO Period

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Original First Mortgage Balance,
b.	Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Average Monthly Debt Service Payment” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Average Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original First Mortgage Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

9.	Using the:
a.	Average Monthly Debt Service Payment,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR (Current),
ii.	UW NCF DSCR (Current),
iii.	LTV at Cut-off,
iv.	LTV at Maturity,
v.	U/W NOI Debt Yield,
vi.	U/W NCF Debt Yield and
vii.	Cut-off Balance per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 4 of 4

9. (continued)

Additionally, the Depositor instructed us to use the:

a.	UW NOI DSCR (Current) and
b.	UW NCF DSCR (Current),

as shown on the Final Data File, for the:

i.	UW NOI DSCR (After IO Period) and
ii.	UW NCF DSCR (After IO Period)

characteristics, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Major Tenant Sq. Ft. # 1,
b.	Major Tenant Sq. Ft. # 2,
c.	Major Tenant Sq. Ft. # 3 and
d.	Collateral Square Ft.,

as shown on the Final Data File, we recalculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2 and
iii.	Major % of Sq. Ft. # 3

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Master,
b.	Primary,
c.	Cert Admin Fee Rate,
d.	EU RR Fee,
e.	CREFC Fee Rate and
f.	Sub Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	10 December 2020

Promissory Notes	10 December 2020

Cash Management Agreement	10 December 2020

Settlement Statement	10 December 2020

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Report	24 November 2020

Seismic Report	24 November 2020

Phase I Environmental Report	24 November 2020

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 October 2020

Insurance Review Document (see Note 1)	9 December 2020

Lease Agreements	Various

Lease Abstracts	Various

Title Policy	10 December 2020

CoStar Office Submarket Report	20 October 2020

Starbucks Center – Sale Offering Memorandum	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Engineering Report
City (see Note 1)	Engineering Report
State (see Note 1)	Engineering Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Sub-Type (see Note 2)	Appraisal Reports
Year Built (see Note 2)	Appraisal Reports
Year Renovated (see Note 2)	Appraisal Reports
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
2018 Occupancy	Underwritten Rent Roll
2018 Occupancy Date	Underwritten Rent Roll
2019 Occupancy	Underwritten Rent Roll
2019 Occupancy Date	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll Date	Underwritten Rent Roll
Single Tenant (Yes/No)	Underwritten Rent Roll
Property Manager	Loan Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value (see Note 2)	Appraisal Reports
Date of Valuation (see Note 2)	Appraisal Reports
FIRREA Eligible (Yes/No) (see Note 2)	Appraisal Reports
Environmental Insurance (Y/N)	Insurance Review Document
Earthquake Insurance (Y/N)	Insurance Review Document
Terrorism Insurance (Y/N)	Insurance Review Document
Windstorm Insurance (Y/N)	Insurance Review Document
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2018 Operating Stmt Date	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 Total Capital Items	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 Operating Stmt Date	Underwriter’s Summary Report
2019 EGI	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 Total Capital Items	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
Most Recent Operating Stmt Date	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Total Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Constant / Escrow	Loan Agreement
Monthly Insurance Constant / Escrow	Loan Agreement
Monthly TI/LC	Loan Agreement
Monthly Replacement Reserve	Loan Agreement
Other Reserve	Settlement Statement
Description Other Reserve	Loan Agreement
Tax at Closing	Loan Agreement
Insurance at Closing	Loan Agreement
TI/LC Taken at Closing	Settlement Statement
Replacement Reserve Taken at Closing	Settlement Statement
Engineering Reserve Taken at Closing	Settlement Statement
RE Tax Interest to Borrower	Loan Agreement
Insurance Interest to Borrower	Loan Agreement
Replacement Reserves Interest to Borrower	Loan Agreement
TI/LC Interest to Borrower	Loan Agreement
Immediate Repairs Interest to Borrower	Loan Agreement
Other Escrows Interest to Borrower	Loan Agreement
Directs Investment (Borrower or Lender)	Cash Management Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Promissory Notes
Original First Mortgage Balance	Promissory Notes
Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
First Payment Date (see Note 5)	Loan Agreement
Interest Rate	Loan Agreement
Maturity Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
ARD Date	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
Lockbox Type (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Expiration Date (see Note 8)	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
Partial Prepayment Description	Loan Agreement
SPE	Loan Agreement
Sponsor	Loan Agreement
Earnout/Holdback	Loan Agreement
Ownership Interest	Title Policy
Lien Position	Title Policy
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Description	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor provided a separate appraisal report Source Document for each of the two buildings that comprise the Mortgaged Property. For the purpose of comparing the indicated characteristics, the Depositor instructed us to aggregate the information set forth in the applicable Source Document(s).

Using the “Appraisal Value As Is / Stabilized,” as shown on the Preliminary Data File, the Depositor instructed us to use the corresponding appraisal value and date associated with such appraisal value type, as shown in the applicable Source Document(s), for the “Appraisal Value” and “Date of Valuation” characteristics, respectively.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant with the same lease expiration date, all as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	The loan agreement Source Document indicates that the “Payment Day” after the end of the first full interest accrual period is in February 2021. The Depositor instructed us to use “1/6/2021” for the “First Payment Date” characteristic and indicated that an interest-only payment for the Mortgage Loan will be remitted to the Issuing Entity on 6 January 2021 in an amount equal to the applicable interest due for the period commencing on 6 December 2020 and ending on 5 January 2021.

6.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the defeasance and yield maintenance period, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Property Type
Properties per Loan
Mortgage Loan Seller
Cut-off Trust Loan Amount
Appraisal Value As Is / Stabilized
Date of Phase II Report (if applicable)
Earnout/Holdback Description
Loan Purpose
Existing Additional Debt (Yes/No)
Existing Additional Debt Amount
Existing Additional Debt Description
Ground Lease Expiration Date
Ground Lease Extension Options
Master
Primary
Cert Admin Fee Rate
EU RR Fee
CREFC Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Guarantor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.